Document and Entity Information	Mar. 12, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2024
Entity File Number	001-40868
Entity Registrant Name	Focus Impact BH3 Acquisition Co
Entity Central Index Key	0001851612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2249068
Entity Address, Address Line One	1345 Avenue Of The Americas, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	213-0243
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	BHACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BHAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	BHACW
Security Exchange Name	NASDAQ